                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Castle Creek Arbitrage LLC
                 -------------------------------
   Address:
                 -------------------------------
                  111 West Jackson Blvd., Suite 2000
                 -------------------------------
                    Chicago, IL 60604
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Shimanch
         -------------------------------
Title:    Compliance Officer
         -------------------------------
Phone:    312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

        William J. Shimanch           Chicago, Illinois   May 12, 2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         106
                                        --------------------

Form 13F Information Table Value Total:       498,445
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ----------------------- ---------- -------- ------------------------
                                                      VALUE     SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED  NONE
------------------------- ---------------- --------- -------- ---------- ----- ------ ---------- -------- ---------- ------- -----
AMAZON.COM INC            Bond             023135AF3    4,076  4,250,000 PNR          SOLE                 4,250,000
AMERICAN AXLE & MFG
HLDGS IN                  COM              024061953      428     25,000       PUT    SOLE                       N/A
AMERICREDIT CORP          COM              03060R101      820     26,700 SH           SOLE                    26,700
AMERICREDIT CORP          COM              03060R901    1,537     50,000       CALL   SOLE                       N/A
AMYLIN PHARMACEUTICALS
INC                       Bond             032346AB4    3,111  2,000,000 PNR          SOLE                 2,000,000
AMYLIN PHARMACEUTICALS
INC                       Bond             032346AD0    6,264  4,100,000 PNR          SOLE                 4,100,000
ANIXTER INTL INC          Bond             035290AG0    1,808  2,500,000 PNR          SOLE                 2,500,000
AON CORP                  Bond             037389AT0    9,677  5,000,000 PNR          SOLE                 5,000,000
AQUILA INC                COM              03840P102      614    154,000 SH           SOLE                   154,000
ATHEROGENICS INC          COM              047439104       10        600 SH           SOLE                       600
ATHEROGENTICS INC         COM              047439954    4,080      2,500       PUT    SOLE                       N/A
ATHEROGENICS INC          Bond             047439AB0    6,754  5,000,000 PNR          SOLE                 5,000,000
AVAYA INC                 COM              053499109      113     10,000 SH           SOLE                    10,000
BAUSCH & LOMB INC         Bond             071707AM5    6,540  5,000,000 PNR          SOLE                 5,000,000
BAXTER INTL INC           COM              071813109      477     12,303 SH           SOLE                    12,303
BUILD A BEAR WORKSHOP     COM              120076904      613     20,000       CALL   SOLE                       N/A
CARNIVAL CORP             Bond             143658AN2   43,230 35,031,000 PNR          SOLE                35,031,000
CENTERPOINT ENERGY INC    COM              15189T107      256     21,500 SH           SOLE                    21,500
CENTURYTEL INC            COM              156700906      489     12,500       CALL   SOLE                       N/A
CENTURYTEL INC            Bond             156700AH9    5,307  5,000,000 PNR          SOLE                 5,000,000
CHARMING SHOPPES INC      Bond             161133AC7    4,693  3,000,000 PNR          SOLE                 3,000,000
CHIPPAC INC               Bond             169657AD5    5,120  5,000,000 PNR          SOLE                 5,000,000
CIBER INC                 COM              17163B102      501     78,500 SH           SOLE                    78,500
CIBER INC                 Bond             17163BAB8    5,269  6,000,000 PNR          SOLE                 6,000,000
CIENA CORP                Bond             171779AA9    3,907  4,100,000 PNR          SOLE                 4,100,000
COMMERCE BANCORP INC NJ   COM              200519106      312      8,500 SH           SOLE                     8,500
COOPER COS INC            Bond             216648AG0    1,304  1,000,000 PNR          SOLE                 1,000,000
COVAD COMMUNICATIONS
GROUP I                   Bond             222814AR6    4,526  5,250,000 PNR          SOLE                 5,250,000
CREDENCE SYS CORP         COM              225302958      216     29,400       PUT    SOLE                       N/A
DST SYS INC DEL           COM              233326107        6        100 SH           SOLE                       100
DST SYS INC DEL           Bond             233326AD9    3,142  2,500,000 PNR          SOLE                 2,500,000
DANAHER CORP DEL          Bond             235851AF9   23,833 25,690,000 PNR          SOLE                25,690,000
DIGITAL RIV INC           COM              25388B104      872     20,000 SH           SOLE                    20,000
DUKE ENERGY CORP          Bond             264399EJ1    8,622  7,000,000 PNR          SOLE                 7,000,000
DURA AUTOMOTIVE SYSTEMS
CORP                      COM              265903104       24     10,045 SH           SOLE                    10,045
E TRADE FINANCIAL CORP    Bond             269246AB0    5,724  5,000,000 PNR          SOLE                 5,000,000
EASTMAN KODAK CO          COM              277461109      284     10,000 SH           SOLE                    10,000
EMCORE CORP               Bond             290846AC8   10,173  7,500,000 PNR          SOLE                 7,500,000
EXIDE TECHNOLOGIES        COM              302051206      165     57,600 SH           SOLE                    57,600
EXPEDIA INC DEL           WARRANT          30212P121    2,875    141,820              SOLE                       N/A
FEI CO                    Bond             30241LAD1    3,726  4,000,000 PNR          SOLE                 4,000,000
FAIR ISAAC CORP           COM              303250104      335      8,460 SH           SOLE                     8,460
FORD MTR CO DEL           COM              345370860        1        100 SH           SOLE                       100
FORD MRT CO DEL           COM              345370950        0     50,000       PUT    SOLE                       N/A
FOUNDATION COAL HLDGS
INC                       COM              35039W100      539     13,100 SH           SOLE                    13,100
GENERAL MTRS CORP         Bond             370442733    1,714    106,000 PNR          SOLE                   106,000
GENERAL MTRS CORP         Bond             370442741      116      5,000 PNR          SOLE                     5,000
GREY GLOBAL GROUP INC     Bond             39787MAB4    4,966  4,000,000 PNR          SOLE                 4,000,000
HASBRO INC                COM              418056907      346     16,400       CALL   SOLE                       N/A
HAWAIIAN HOLDINGS INC     COM              419879101      130     25,000 SH           SOLE                    25,000
INTERMUNE INC             Bond             45884XAC7      960  1,000,000 PNR          SOLE                 1,000,000
INTERNATIONAL BUSINESS
MACHS                     COM              459200901    7,422     90,000       CALL   SOLE                       N/A
INTERNATIONAL BUSINESS
MACHS                     COM              459200951    7,422     90,000       PUT    SOLE                       N/A
INTERNATIONAL COAL GRP
INC N                     COM              45928H106      287     29,500 SH           SOLE                    29,500
INTERNET SEC SYS INC      COM              46060X107      499     20,800 SH           SOLE                    20,800
INTERNET SEC SYS INC      COM              46060X957      566     23,600       PUT    SOLE                       N/A

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ----------------------- ---------- -------- ------------------------
                                                      VALUE     SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS SOLE       SHARED  NONE
------------------------- ---------------- --------- -------- ---------- ----- ------ ---------- -------- ---------- ------- -----
INVITROGEN CORP           Bond             46185RAD2    7,396  7,500,000 PNR          SOLE                 7,500,000
JAKKS PAC INC             Bond             47012EAB2    2,945  2,000,000 PNR          SOLE                 2,000,000
JANUS CAP GROUP INC       COM              47102X105      686     29,600 SH           SOLE                    29,600
KERR MCGEE CORP           COM              492386107    3,857     40,400 SH           SOLE                    40,400
KERR MCGEE CORP           COM              492386957    8,144     85,300       PUT    SOLE                       N/A
KERZNER INTL LTD          Bond             492520AB7   10,102  7,500,000 PNR          SOLE                 7,500,000
KINDRED HEALTHCARE INC    WARRANT          494580111    1,934     76,898              SOLE                       N/A
LEXAR MEDIA INC           COM              52886P104       86     10,000 SH           SOLE                    10,000
MARATHON OIL CORP         COM              565849956    3,809     50,000       PUT    SOLE                       N/A
MARKEL CORP               Bond             570535AC8   23,800 60,500,000 PNR          SOLE                60,500,000
MEADWESTVACTO CORP        COM              583334907      218      8,000       CALL   SOLE                       N/A
MEDICIS PHARMACEUTICAL
CORP                      COM              584690309      124      3,800 SH           SOLE                     3,800
MEDICIS PHARMACEUTICAL
CORP                      Bond             58470KAA2   17,736 15,000,000 PNR          SOLE                15,000,000
MERCURY INTERACTIVE CORP  Bond             589405AB5      989  1,000,000 PNR          SOLE                 1,000,000
MICROSOFT CORP            COM              594918954   11,727    431,000       PUT    SOLE                       N/A
NASDAQ-100 TR             UNIT SER 1       631100104    1,321     31,500              SOLE                    31,500
ODYSSEY RE HLDGS CORP     Bond             67612WAB4    1,029  1,000,000 PNR          SOLE                 1,000,000
ORACLE CORP               COM              68389X905    4,792    350,000       CALL   SOLE                       N/A
PPL ENERGY SUPPLY LLC     Bond             69352JAE7   29,927 25,000,000 PNR          SOLE                25,000,000
PAR PHARMACEUTICAL COS
INC                       COM              69888P106      493     17,500 SH           SOLE                    17,500
PFIZER INC                COM              717081953      748     30,000       PUT    SOLE                       N/A
POWERWAVE TECHNOLOGIES
INC                       Bond             739363AB5    1,592  1,180,000 PNR          SOLE                 1,180,000
QUALCOMM  INC             COM              747525903   10,122    200,000       CALL   SOLE                       N/A
RADISYS CORP              Bond             750459AD1    2,002  2,000,000 PNR          SOLE                 2,000,000
REALNETWORKS INC          Bond             75605LAB0    2,600  2,500,000 PNR          SOLE                 2,500,000
RITE AID CORP             COM              767754954       64     15,900       PUT    SOLE                       N/A
ROYAL CARIBBEAN CRUISES
LTD                       Bond             780153AK8   25,819 49,926,000 PNR          SOLE                49,926,000
RYERSON INC               Bond             78375PAD9    4,870  3,500,000 PNR          SOLE                 3,500,000
SAKS INC                  Bond             79377WAL2    2,177  1,950,000 PNR          SOLE                 1,950,000
SCHLUMBERGER LTD          COM              806857958    3,164     50,000       PUT    SOLE                       N/A
SELECTIVE INS GROUP INC   Bond             816300AB3   19,673 28,500,000 PNR          SOLE                28,500,000
SILICON VY BANCSHARES     Bond             827064AC0    7,898  5,000,000 PNR          SOLE                 5,000,000
STAGE STORES INC          WARRANT          85254C123      219      7,350              SOLE                       N/A
STARWOOD HOTELS&RESORTS
WRLD                      Bond             85590AAJ3   24,096 17,750,000 PNR          SOLE                17,750,000
STEEL DYNAMICS INC        COM              858119100    1,225     21,600 SH           SOLE                    21,600
STREETTRACKS GOLD TR      SHS              863307104      581     10,000 SH           SOLE                    10,000
SUPPORTSOFT INC           COM              868587106      133     30,000 SH           SOLE                    30,000
TEKELEC                   COM              879101953      252     18,200       PUT    SOLE                       N/A
UNITED RENTALS NORTH
AMER IN                   Bond             911365AH7   14,290  8,840,000 PNR          SOLE                 8,840,000
UNITEDHEALTH GROUP INC    COM              91324P102    2,116     37,875 SH           SOLE                    37,875
UTSTARCOM INC             Bond             918076AB6    4,300  5,000,000 PNR          SOLE                 5,000,000
WMS INDS INC              Bond             929297AE9    2,397  1,500,000 PNR          SOLE                 1,500,000
WABASH NATL CORP          Bond             929566AD9    1,154  1,000,000 PNR          SOLE                 1,000,000
LEXMARK INTL NEW          COM              929771907    2,269     50,000       CALL   SOLE                       N/A
WALTER IND INC            Bond             93317QAC9    8,912  2,350,000 PNR          SOLE                 2,350,000
WASTE CONNECTIONS INC     Bond             941053AE0    9,306  7,500,000 PNR          SOLE                 7,500,000
YAHOO INC                 Bond             984332AB2    4,006  2,500,000 PNR          SOLE                 2,500,000
NABORS INDUSTRIES LTD     SHS              G6359F103    2,054     28,700 SH           SOLE                    28,700
NABORS INDUSTRIES LTD     COM              G6359F953    1,346     37,600       PUT    SOLE                       N/A
NOBLE CORPORATION         COM              G65422950    1,144     14,100       PUT    SOLE                       N/A
